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                        SUPPLEMENT DATED OCTOBER 1, 1997
                                       TO
                          PROSPECTUS DATED MAY 1, 1997
                                       FOR
    INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT
                                    issued by
                        Protective Life Insurance Company

THE FOLLOWING INFORMATION SUPPLEMENTS CERTAIN INFORMATION REGARDING THE CRI STRATEGIC GROWTH PORTFOLIO CONTAINED ON PAGES 5 AND 12 OF THE PROSPECTUS:

The shareholders of the CRI Strategic Growth Portfolio will be receiving a proxy statement to vote on the approval of, among other things, new investment objectives, policies and restrictions for the CRI Strategic Growth Portfolio, and a new Investment Advisory Agreement with the investment advisor, Calvert Asset Management Company, Inc., that will reflect a lower advisory fee. Please refer to the Fund prospectus dated April 30, 1997 and Supplement to the Fund prospectus dated September 10, 1997.